REVENUES	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
REVENUES

NOTE 9 - REVENUES:

Revenue streams:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025

Revenues from sales of precision metal parts	$1,356	$1,335	$3,714	$3,668
Smart Carts:
Products	9,420	-	15,916	-
Services	156	212	523	586
Revenues from the Cust2Mate platform (*)	9,576	212	16,439	586
Total	$10,932	$1,547	$20,153	$4,254

(*)	When consideration is received over a period exceeding 12 months, the Company adjusts the transaction price to reflect the time value of money. Revenue is recognized at the discounted present value, and the unwinding of the discount is recognized as interest income over the payment period. As of September 30, 2026, long-term trade receivables amounted to $12,283. Interest income for the three and nine months periods ended September 30, 2026 were $86 and $126, respectively.